Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	$ 729,807	$ 746,638
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	727,568	737,794
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,445	192,817
Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,792	15,480
Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,814	75,012
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,032	30,514
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	387,220	397,761
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	53,264	26,209
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,239	8,844
Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	712,078	728,923
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	709,839	720,079
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,402	192,817
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,792	15,453
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,814	75,012
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,032	30,514
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	370,095	380,564
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	52,704	25,718
Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,044	15,948
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,044	15,948
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	44	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	26
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,587	15,620
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	413	302
Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,685	1,767
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,685	1,767
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,538	1,577
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	147	189
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	730,696	747,606
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	728,457	738,762
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,457	192,817
Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,798	15,488
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,816	75,014
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,033	30,514
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	388,003	398,611
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	53,350	26,318
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,239	8,844
Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	243,966	255,130
Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	242,660	251,133
Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	168,525	191,015
Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	862	407
Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	27,158	34,386
Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,613	7,466
Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,491	5,295
Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	29,011	12,564
Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,307	3,996
Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	273,916	282,874
Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	273,076	278,103
Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	877	1,802
Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,257	12,623
Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,860	11,267
Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,977	13,476
Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	214,473	232,233
Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,632	6,702
Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	840	4,771
Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,671	85,472
Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,671	85,472
Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	860	1,171
Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,870	10,483
Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,138	5,878
Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	68,356	67,620
Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	447	321
Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	101,228	97,923
Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	101,136	97,846
Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	440	795
Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,207	17,440
Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	4,157	3,647
Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	74,732	69,892
Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,600	6,072
Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	92	77
Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,693	23,793
Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,693	23,793
Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	56	0
Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	379	490
Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	721	1,439
Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	147	47
Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	21,939	21,423
Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	450	394
Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,222	2,414
Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,222	2,414
Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,012	2,148
Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	210	264
Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,402	192,817
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,797	15,460
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,816	75,014
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,033	30,514
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	370,224	380,690
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	52,721	25,745
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	168,525	191,015
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	862	407
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	27,158	34,386
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,613	7,466
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,491	5,295
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	29,011	12,564
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	877	1,802
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,257	12,623
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,860	11,267
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,977	13,476
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	212,980	231,153
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,630	6,693
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	860	1,146
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,870	10,483
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,138	5,878
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	66,114	65,084
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	427	307
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	440	795
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,207	17,440
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	4,157	3,647
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	68,034	62,796
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,317	5,863
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	378	488
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	721	1,439
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	147	47
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,605	16,362
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	336	317
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	56
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	27
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,767	15,773
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	419	309
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,493	1,080
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2	10
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	24
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,242	2,536
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	20	13
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,698	7,096
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	283	209
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	56
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	2
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,334	5,061
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	114	77
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,012	2,148
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	210	264
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,012	2,148
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	210	264
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(889)	(969)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(889)	(969)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(12)	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(6)	(8)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(783)	(850)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(86)	(109)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(154)	(161)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(154)	(161)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(5)	(7)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(129)	(126)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(17)	(27)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(199)	(160)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(199)	(160)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(12)	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(180)	(152)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(6)	(7)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(537)	(647)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(537)	(647)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(474)	(572)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(63)	(76)
UBS AG | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	732,618	747,477
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	730,379	738,632
UBS AG | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,445	192,817
UBS AG | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,671	15,360
UBS AG | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,814	75,012
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,033	30,514
UBS AG | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	390,027	398,693
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	53,389	26,236
UBS AG | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,239	8,844
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	714,889	729,762
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	712,651	720,917
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,402	192,817
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,670	15,333
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,814	75,012
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,033	30,514
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	372,903	381,496
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	52,829	25,746
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,044	15,948
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,044	15,948
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	44	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	26
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,587	15,620
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	413	302
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,685	1,767
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,685	1,767
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,538	1,577
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	147	189
UBS AG | Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	733,508	748,445
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	731,269	739,601
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,457	192,817
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,676	15,368
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,816	75,014
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,034	30,514
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	390,810	399,543
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	53,475	26,346
UBS AG | Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,239	8,844
UBS AG | Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	243,966	255,130
UBS AG | Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	242,660	251,133
UBS AG | Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	168,525	191,015
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	862	407
UBS AG | Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	27,158	34,386
UBS AG | Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,613	7,466
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,491	5,295
UBS AG | Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	29,011	12,564
UBS AG | Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,307	3,996
UBS AG | Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	275,178	283,236
UBS AG | Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	274,337	278,465
UBS AG | Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	877	1,802
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	11,150	12,552
UBS AG | Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,860	11,267
UBS AG | Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,978	13,476
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	216,824	232,663
UBS AG | Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,649	6,705
UBS AG | Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	840	4,771
UBS AG | Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,731	85,424
UBS AG | Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,731	85,424
UBS AG | Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	832	1,123
UBS AG | Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,870	10,483
UBS AG | Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,138	5,878
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	68,444	67,620
UBS AG | Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	447	321
UBS AG | Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	103,308	98,449
UBS AG | Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	103,216	98,372
UBS AG | Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	996	795
UBS AG | Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,207	17,440
UBS AG | Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	4,157	3,647
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	76,147	70,394
UBS AG | Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,708	6,097
UBS AG | Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	92	77
UBS AG | Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,102	23,793
UBS AG | Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,102	23,793
UBS AG | Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	56	0
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	837	490
UBS AG | Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	721	1,439
UBS AG | Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	147	47
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	20,891	21,423
UBS AG | Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	450	394
UBS AG | Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,222	2,414
UBS AG | Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,222	2,414
UBS AG | Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
UBS AG | Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,012	2,148
UBS AG | Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	210	264
UBS AG | Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	169,402	192,817
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	14,675	15,340
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,816	75,014
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	35,034	30,514
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	373,032	381,622
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	52,846	25,772
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	168,525	191,015
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	862	407
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	27,158	34,386
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,613	7,466
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,491	5,295
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	29,011	12,564
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	877	1,802
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	11,150	12,552
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,860	11,267
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,978	13,476
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	215,332	231,583
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,646	6,696
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	832	1,098
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,870	10,483
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,138	5,878
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	66,202	65,083
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	427	307
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	996	795
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,207	17,440
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	4,157	3,647
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	69,450	63,298
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,426	5,887
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	836	488
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	721	1,439
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	147	47
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,557	16,362
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	336	317
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	56
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	27
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,767	15,773
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	419	309
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,493	1,080
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2	10
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	24
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,242	2,536
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	20	13
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,698	7,096
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	283	209
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	56
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	2
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,334	5,061
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	114	77
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,012	2,148
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	210	264
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,012	2,148
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	210	264
UBS AG | Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(890)	(969)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(890)	(969)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(12)	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(6)	(8)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(783)	(850)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(86)	(109)
UBS AG | Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(154)	(161)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(154)	(161)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(5)	(7)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(129)	(126)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(17)	(27)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(199)	(160)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(199)	(160)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(12)	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(1)	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(180)	(152)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(6)	(7)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(537)	(647)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(537)	(647)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(474)	(572)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	$ (63)	$ (76)